Acquisitions	12 Months Ended
Dec. 31, 2015
Acquisitions [Abstract]
Acquisitions

Note 2 – Acquisitions

Pursuant to the Company’s growth-through-acquisition strategy, the Company completed the following acquisitions. In April 2015, the Company acquired the water and wastewater utility system assets of North Maine Utilities, located in the Village of Glenview, Illinois serving approximately 7,400 customers.  The total purchase price consisted of $23,079 in cash.  The purchase price allocation for this acquisition consists primarily of acquired property, plant and equipment.  Additionally, in 2015, the Company completed 14 acquisitions of water and wastewater utility systems in various states.  The total purchase price of these utility systems consisted of $5,210 in cash.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company for the utility systems acquired in 2015 are $6,662.  The pro forma effect of the businesses acquired is not material either individually or collectively to the Company’s results of operations.

In 2014, the Company completed 16 acquisitions of water and wastewater utility systems in various states.  The total purchase price of these utility systems consisted of $10,530 in cash.  Further, in August 2014, the Company acquired a market-based business that specializes in the inspection, cleaning and repair of storm and sanitary sewer lines.  The total purchase price consisted of $3,010, of which a total of $810 is contingent upon satisfying certain annual performance targets over a three-year period for which $270 has been paid for completion of the performance targets for year one.  Additionally, in December 2014, the Company acquired a market-based business that specializes in providing water distribution system services to prevent the contamination of potable water, including training to waterworks operators.  The total purchase price consisted of $1,800, of which $700 was paid in the first quarter of 2015.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company for these utility systems and market-based businesses were $19,154 in 2015 and $4,403 in 2014.  The pro forma effect of the businesses acquired is not material either individually or collectively to the Company’s results of operations.

In 2013, the Company completed 15 acquisitions of water and wastewater utility systems in various states.  The total purchase price consisted of $14,997 in cash.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $3,276 in 2015, $3,180 in 2014, and $2,103 in 2013.  The pro forma effect of the businesses acquired is not material either individually or collectively to the Company’s results of operations.

In January 2016, the Company acquired Superior Water Company, Inc., which provides public water service to approximately 3,900 customers in portions of Berks, Chester, and Montgomery counties, Pennsylvania.  The total purchase price for the utility system was $16,750, which consisted of the issuance of 439,943 shares of the Company’s common stock, which was valued based on the average closing price for the thirty consecutive trading days ending December 31, 2015, and $3,905 in cash.  As of the date of issuance of the financial statements, the initial accounting of the purchase price allocation for this acquisition is incomplete.